United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2011

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Wills Financial Group, Inc.        */INVESTMENT MANAGER NAM
ADDRESS: 704 Libbie Avenue         */IN
	 Richmond, VA  23226       */IN


13F FILE NUMBER: 28-14508Z
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     Betty M. Fahed
TITLE:    Compliance Officer
PHONE:    (804)330-3100
SIGNATURE,PLACE,AND DATE OF SIGNING:

    Betty M. Fahed               Richmond, VA   August 4, 2011


REPORT TYPE (CHECK ONLY ONE.):

( X)        13F HOLDINGS REPORT

(  )        13F NOTICE

(  )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    53

FORM 13F INFORMATION TABLE VALUE TOTAL:    $59,349

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



NAME OF ISSUER		TITLE		CUSIP	   VALUE   SHS.OR	SHS./	PUT/	INV	OTHER	  VOTING	AUTHORITY
			OF CLASS		  (X$1000) PRIN.AM	PRIN	CALL	DISCRT	MGR	SOLE	  SHARED   NONE

Agribusiness ETF	COM		57060U605    2,117   39,350	SH		Sole		 39,350
Amer Electric Pwr Co	COM		25537101       437   11,599	SH		Sole		 11,099 	      500
Apple Inc	        COM		37833100       533    1,587	SH		Sole		  1,587
Aqua America		COM		03836W103    2,422  110,197	SH		Sole	        109,166 	    1,031
AT&T			COM		00206R102      891   28,377	SH		Sole		 28,377
Atlanta Gas		COM		34663104       869   21,339	SH		Sole		 20,139 	    1,200
Bankamerica Corp 	COM		60505104       134   12,246	SH		Sole		 12,246
Baytex Energy Corp	COM		73176109       403    7,400	SH		Sole		  7,200 	      200
Berkshire Hathaway C	COM		84670207     4,101   52,995	SH		Sole		 51,745 	    1,250
Bhp Billiton Ltd Adr	CL B		88606108       750    7,924	SH		Sole		  7,324 	      600
ChevronTexaco Corp	COM		166764100    1,943   18,891	SH		Sole		 18,891
CMEGroup Inc Cl A	COM		16776010     1,216    4,170	SH		Sole		  4,120 	       50
Coca Cola Company	COM		191216100    1,408   20,927	SH		Sole		 20,035 	      892
Consolidated Edison	COM		209115104      427    8,015	SH		Sole		  8,015
Dominion Resources	COM		25746U109    1,988   41,178	SH		Sole		 40,878 	      300
Emerson Electric	COM		29101110       547    9,719	SH		Sole		  7,984 	    1,735
Encana			COM		292505104    1,121   36,400	SH		Sole		 36,400
Exelon Corp.		COM		30161N10     1,090   25,449	SH		Sole		 25,449
Exxon Mobil Corporat	COM		30231G102    6,148   75,545	SH		Sole		 73,762 	    1,783
General Electric Co	COM		36960410       820   43,473	SH		Sole		 41,336 	    2,137
Illinois Tool Works	COM		742718109    2,147   38,010	SH		Sole		 37,510 	      500
Intel Corp		COM		45814010       413   18,647	SH		Sole		 18,647
Int'l Business Machi	COM		459200101      418    2,438	SH		Sole		  2,438
Johnson & Johnson	COM		478160104    3,191   47,965	SH		Sole		 45,468 	    2,497
Kinder Morgan Energy	UT LTD PAR	49455010     1,271   17,513	SH		Sole		 17,513
Kinder Morgan Mgmt L	SHS		49455U10       251    3,836	SH		Sole		  3,836
Lockheed Martin		COM		539830109      343    4,231	SH		Sole		  4,231
Lowes Companies Inc	COM		548661107      287   12,300	SH		Sole		 12,300
Markel Corp		COM		570535104      752    1,896	SH		Sole		  1,896
McDonalds Corp		COM		580135101      404    4,796	SH		Sole		  4,796
Microsoft		COM		594918104      202    7,771	SH		Sole		  7,342 	      429
Molex Incorporated	COM		608554101      426   16,550	SH		Sole		 16,150	              400
National Fuel Gas Co	COM		655844108    1,877   25,048	SH		Sole		 24,245 	      803
Novartis AG		SPON ADR	66987V10       782   12,800	SH		Sole		 12,800
Penna Power & Light	COM		69351T106      656   23,585	SH		Sole		 18,899 	    4,686
Peoples United Finl	COM		712704105      780   58,000	SH		Sole		 58,000
Pepsico			COM		713448108    1,198   17,006	SH		Sole		 16,366 	      640
Pfizer Inc		COM		71708110       670   32,517	SH		Sole		 31,112 	    1,405
Proctor & Gamble Co	COM		742718109    2,607   41,007	SH		Sole		 40,457 	      550
Royal Dutch Shell A	SPON ADR	78025920       565    7,950	SH		Sole		  7,350 	      600
Smithfield Foods	COM		832248108      365   16,700	SH		Sole		 16,700
Southern Company	COM		842587107    2,109   52,222	SH		Sole		 52,222
Spdr Kbw Regional Bk	KBW REGN BK ETF	78464A69       327   12,837	SH		Sole		 12,837
Spectra Energy		COM		847560109      212    7,746	SH		Sole		  7,746
St Joe Company		COM		790148100      265   12,700	SH		Sole		 12,700
Suncor Energy Inc	COM		867229106      551   14,100	SH		Sole		 13,200 	      900
Transcanada Corp	COM		89353D107    1,562   35,620	SH		Sole		 33,920 	    1,700
Verizon Communicatio	COM		92343V104      652   17,513	SH		Sole		 17,513
Vulcan Materials Com	COM		929160109      871   22,608	SH		Sole		 22,608
Wal-Mart Stores		COM		931142103    1,129   21,232	SH		Sole		 21,032 	      200
WD-40 Company		COM		92923610     1,333   34,155	SH		Sole		 33,455 	      700
Xenith Bankshares In	COM		98410X105      130   31,750	SH		Sole		 31,750

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